SHAREHOLDERS' EQUITY (Description of Plans) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Apr. 11, 2019	Dec. 31, 2010	Oct. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash dividend declare per share		$ 0.45
Dividend payable		$ 24,864
Second Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested percentage	50.00%
Third and Fourth Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested percentage	25.00%
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized			6,015,500
Shares available for grant	77,888		7,015,500	1,000,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	4 years
Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	6 years
Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	7 years
Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years